Total
Baron Health Care Fund
Baron Health Care Fund
Investment Goal
The investment goal of Baron Health Care Fund (the “Fund”) is capital appreciation.
Fees and Expenses of the Fund
The table below describes the fees and expenses that you would pay if you bought and held shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Baron Health Care Fund	Management Fee	Distribution (12b-1) Fee	Other Expenses	Total Annual Fund Operating Expenses	Expense Reimbursements	Total Annual Fund Operating Expenses After Expense Reimbursements [1]
Retail Shares	0.75%	0.25%	0.73%	1.73%	(0.63%)	1.10%
Institutional Shares	0.75%		0.70%	1.45%	(0.60%)	0.85%
R6 Shares	0.75%		0.69%	1.44%	(0.59%)	0.85%
[1]	BAMCO, Inc. (“BAMCO” or the “Adviser”) has agreed that, pursuant to a contract with an 11-year term terminating on August 29, 2031, it will reimburse certain expenses of the Fund, limiting net annual operating expenses (portfolio transaction costs, interest, dividend and extraordinary expenses are not subject to the operating expense limitation) to 1.10% of average daily net assets of Retail Shares, 0.85% of average daily net assets of Institutional Shares, and 0.85% of average daily net assets of R6 Shares. Only the Board of Trustees of the Fund may terminate the expense reimbursement agreement prior to its termination date.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a5% return each year and that the Fund’s operating expenses remain the same, giving effect to the expense reimbursement agreement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Baron Health Care Fund - USD ($)	1	3	5	10
Retail Shares	112	350	606	1,340
Institutional Shares	87	271	471	1,049
R6 Shares	87	271	471	1,049

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for Fund shareholders. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2020, the Fund’s portfolio turnover rate was 35.84% of the average value of its portfolio.
Investments, Risks, and PerformancePrincipal Investment Strategies of the Fund
The Fund is a
non-diversified
fund that under normal circumstances, invests at least 80% of its net assets in equity securities in the form of common stock of companies engaged in the research, development, production, sale, delivery or distribution of products and services related to the health care industry.The Adviser uses various criteria to determine whether an issuer is engaged in activities related to the health care industry, including whether: (1) the issuer derives 50% or more of its revenues from activities in the health care industry; or (2) the issuer devotes 50% or more of its assets to producing sales from the health care industry. These companies may include, among others, pharmaceutical companies, biotechnology companies, life sciences tools and services companies, health care equipment companies, health care supplies companies, managed health care companies, health care services companies, health care facilities, health care distributors, and health care technology companies. The Fund strives to invest in multiple subsectors of the health care industry. The Fund’s allocation among the different subsectors of the health care industry will vary depending upon the relative potential the Fund sees within each area. The Adviser seeks to invest in businesses it believes have significant growth opportunities, sustainable competitive advantages, exceptional management, and attractive valuations. The Fund may purchase securities of companies of any market capitalization and may invest in foreign stocks.
Principal Risks of Investing in the Fund
Health Care Sector.
  Investments in health care companies are subject to a number of risks, including the adverse impact of legislative actions and government regulations. These actions and regulations can affect the approval process for patents, medical devices and drugs, the funding of research and medical care programs, and the operation and licensing of facilities and personnel. Biotechnology and related companies are affected by patent considerations, intense competition, rapid technology change and obsolescence, and regulatory requirements of various federal and state agencies. In addition, some of these companies are relatively small and have thinly traded securities, may not yet offer products or may offer a single product, and may have persistent losses during a new product’s transition from development to production, or erratic revenue patterns. The stock prices of these companies are very volatile, particularly when their products are up for regulatory approval and/or under regulatory scrutiny.
Industry Concentration.
  Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single industry, and the securities of companies in that industry could react similarly to these or other developments. In addition, from time to time, a small number of companies may represent a large portion of a single industry, and these companies can be sensitive to adverse economic, regulatory or financial developments.
Non-Diversified
Portfolio.
  The Fund is
non-diversified,
which means it may have a greater percentage of its assets in a single issuer than a diversified fund. Because of this, a non-diversified
fund may invest a greater percentage of its assets in fewer issuers, and the performance of those issuers may have a greater effect on the performance of a non-diversified
fund versus a diversified fund. Thus, a
non-diversified
fund is more likely to experience significant fluctuations in value, exposing the Fund to a greater risk of loss in any given period than a diversified fund.
Growth Investing.
  Growth stocks can react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks. Growth stocks tend to be more expensive relative to their earnings or assets compared to other types of stocks. As a result, growth stocks tend to be sensitive to changes in their earnings and more volatile than other types of stocks.
General Stock Market.
Fund losses may be incurred due to declines in one or more markets in which Fund investments are made. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). In addition, turbulence and reduced liquidity in financial markets may negatively affect many issuers, which could have an adverse effect on your Fund investment. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions or other events could have a significant negative impact on global economic and market conditions. The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.
Non-U.S.
Securities.
  Investing in
non-U.S.
securities may involve additional risks to those inherent in investing in U.S. securities, including exchange rate fluctuations, political or economic instability, the imposition of exchange controls, expropriation, limited disclosure and illiquid markets.
Small- and
Mid-Sized
Companies.
  The Adviser believes there is more potential for capital appreciation in small- and mid-sized
companies, but there also may be more risk. Securities of small- and mid-sized
companies may not be well known to most investors, and the securities may be less actively traded than those of large businesses. The securities of small- and mid-sized
companies may fluctuate in price more widely than the stock market generally, and they may be more difficult to sell during market downturns. Small- and mid-sized
companies rely more on the skills of management and on their continued tenure. Investing in small- and mid-sized
companies requires a long-term outlook and may require shareholders to assume more risk and to have more patience than investing in the securities of larger, more established companies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Fund (Retail Shares) by showing the Fund’s performance from year to year and by showing how the Fund’s annual and since inception returns compared with that of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at
www.BaronFunds.com/performance
or by calling 1-800-99BARON
(1-800-992-2766)
.

Total Return (%) for the year ended December 31 (Retail Shares)

Best Quarter:	6/30/20: 24.64%
Worst Quarter:	3/31/20: (9.41)%

Average Annual Total Returns (for periods ended 12/31/2020)
The following table shows the Fund’s Retail Shares’ annual returns and long-term performance (before and after taxes) and the change in value of broad-based market indexes over various periods ended December 31, 2020. The table also shows the average annual return of the Fund’s Institutional Shares and R6 Shares, but it does not show after-tax returns.
After-tax returns are calculated using the highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but they do not include the impact of state and local taxes.
Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund’s shares in a tax-deferred account (including a 401(k) or IRA or Coverdell account), or to investors that are tax-exempt.

Average Annual Total Returns for the periods ended December 31, 2020
Average Annual Total Returns - Baron Health Care Fund	1 year	5 years	10 years	Since Inception	Inception date
Retail Shares	47.40%			27.10%	Apr. 30, 2018
Retail Shares | Return after taxes on distributions	46.78%			26.85%	Apr. 30, 2018
Retail Shares | Return after taxes on distributions and sale of Fund shares	28.05%			21.40%	Apr. 30, 2018
Institutional Shares	47.72%			27.43%	Apr. 30, 2018
R6 Shares	47.76%			27.40%	Apr. 30, 2018
Russell 3000 Health Care Index (reflects no deduction for fees, expenses or taxes)	19.34%			17.23%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	18.40%			16.25%

The Russell 3000 Health Care Index is an unmanaged index representative of companies involved in medical services or health care in the Russell 3000 Index. The S&P 500 Index is an unmanaged index of larger-cap companies.